Income Taxes - Summary of Composition of Income Tax Expense (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 46,477,079	$ 2,361	$ 24,941,511	$ 11,398,856
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	28,572,414		16,568,274	14,316,005
Deferred income tax	(2,688,727)		2,582,287	(12,086,232)
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current year income tax	19,898,728		13,524,729	15,367,903
Deferred income tax	$ 694,664		$ (7,733,779)	$ (6,198,820)